1933 Act/Rule 497(c)

May 18, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust
File Nos. 033-05033 and 811-04642

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(c) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses for Growth & Income Series and the Strategic Allocation Series (the “Series”) as filed under Rule 497(c) on May 2, 2016. The purpose of this filing is to submit the 497(c) filing dated May 2, 2016 in XBRL for the Series.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc:  Ann Flood